Annual Total Returns[BarChart] - NVIT Core Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.75%	7.91%	(1.72%)	5.11%	(0.56%)	5.51%	4.56%	(0.27%)	9.09%	7.17%